UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        4/16/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             163

Form 13F Information Table Value Total:  $528,002,578.66
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
Taubman Centers 8.0% Pfd Series G        com            876664301   187072.00     7400          SOLE                Sole      0    0
Regency Ctrs Corp 7.25% Pfd Series D     com            758849509   187425.00     7500          SOLE                Sole      0    0
Regency Centers Corp 6.625% Pfd Series F com            758849707   187693.75     7375          SOLE                Sole      0    0
Starwood Property Trust                  com            85571b105   189180.00     9000          SOLE                Sole      0    0
Transcanada                              com            89353D107   193500.00     4500          SOLE                Sole      0    0
S L Green Realty Corp                    com            78440X101   193875.00     2500          SOLE                Sole      0    0
AT&T                                     com            00206r102   196093.17     6279          SOLE                Sole      0    0
Digital Realty Trust 6.625% Pfd Series F com            253868806   197500.00     7900          SOLE                Sole      0    0
ConAgra Foods                            com            205887102   203515.00     7750          SOLE                Sole      0    0
Green Mountain Coffee                    com            393122106   203519.80     4345          SOLE                Sole      0    0
United Technologies                      com            913017109   209174.68     2522          SOLE                Sole      0    0
Public Storage 6.875% Pfd Series M       com            74460d232   222767.00     8900          SOLE                Sole      0    0
Oracle Systems                           com            68389X105   223394.76     7661          SOLE                Sole      0    0
Leucadia National                        com            527288104   226234.80     8668          SOLE                Sole      0    0
Schulman A Inc                           com            808194104   226940.98     8399          SOLE                Sole      0    0
Essex Property Trust                     com            297178105   227265.00     1500          SOLE                Sole      0    0
Teco Energy                              com            872375100   236907.45    13499          SOLE                Sole      0    0
Weingarten Realty 8.1% Notes (c091514)   com            948741848   256256.40    10740          SOLE                Sole      0    0
Chatham Lodging Trust                    com            16208t102   259510.50    20450          SOLE                Sole      0    0
Vornado Realty Tr 6.625% Pfd Series I    com            929042877   268922.25    10575          SOLE                Sole      0    0
Hudson Pac Property 8.375% Pfd Series B  com            444097208   275272.13    10425          SOLE                Sole      0    0
General Electric                         com            369604103   282545.46    14078          SOLE                Sole      0    0
Scotts Miracle Gro Co                    com            810186106   287048.00     5300          SOLE                Sole      0    0
Nordic American Tanker Shipping          com            g65773106   294891.60    18570          SOLE                Sole      0    0
Cedar Shopping Centers 8.875% Pfd        com            150602308   299222.25    11945          SOLE                Sole      0    0
Series A
Cisco                                    com            17275R102   312279.75    14765          SOLE                Sole      0    0
Weingarten Realty 6.5% Pfd Series F      com            948741889   336027.75    13425          SOLE                Sole      0    0
First Potomac Realty 7.750% Pfd Series A com            33610F307   336759.65    13465          SOLE                Sole      0    0
ConocoPhillips                           com            20825c104   345997.52     4552          SOLE                Sole      0    0
Morgan Stanley                           com            617446448   362849.00    18475          SOLE                Sole      0    0
HCP Inc 7.1% Pfd Series F                com            40414l208   364914.00    14550          SOLE                Sole      0    0
Verizon                                  com            92343v104   370142.86     9682          SOLE                Sole      0    0
Corporate Office Prop Tr 7.625% Series J com            22002T702   376259.25    14925          SOLE                Sole      0    0
Unilever                                 com            904767704   378753.00    11460          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                 com            25243q205   384552.50     3985          SOLE                Sole      0    0
Chevron                                  com            166764100   429161.63     4003          SOLE                Sole      0    0
US Bancorp 7.189% Pfd Series A           com            902973866   435290.00      551          SOLE                Sole      0    0
Kite Realty Group Tr 8.25% Pfd Series A  com            49803t201   445702.50    17750          SOLE                Sole      0    0
Southern                                 com            842587107   449300.00    10000          SOLE                Sole      0    0
Apartment Investment 7.75% Pfd Series U  com            03748r820   469370.00    18700          SOLE                Sole      0    0
Dupont Fabros Tech 7.875% Pfd Series A   com            26613q205   470005.50    18175          SOLE                Sole      0    0
Digital Realty Trust 7.0% Pfd Series E   com            253868707   478434.00    18150          SOLE                Sole      0    0
Edelman Financial Group                  com            27943q105   499385.50    75550          SOLE                Sole      0    0
JP Morgan Chase                          com            46625h100   504262.66    10967          SOLE                Sole      0    0
Plum Creek Timber                        com            729251108   515344.00    12400          SOLE                Sole      0    0
Kilroy Realty Corp 7.5% Pfd Series F     com            49427f504   524272.78    20730          SOLE                Sole      0    0
Itron                                    com            465741106   524939.60    11560          SOLE                Sole      0    0
Pebblebrook Hotel Tr 7.875% Pfd Series A com            70509V209   534187.50    20625          SOLE                Sole      0    0
Lexington Realty Trust 8.05% Pfd Series  com            529043200   541946.92    21506          SOLE                Sole      0    0
B
S L Green Realty Corp 7.625% Pfd Series  com            78440x309   563402.50    22375          SOLE                Sole      0    0
C
Pfizer                                   com            717081103   595722.02    26307          SOLE                Sole      0    0
Veeco Instruments Inc                    com            922417100   596739.00    20865          SOLE                Sole      0    0
Hershey                                  com            427866108   634765.50    10350          SOLE                Sole      0    0
Prologis 6.50% Pfd Series L              com            74340w509   652442.50    26150          SOLE                Sole      0    0
PS Business Parks 6.875% Pfd Series R    com            69360J883   655147.36    25354          SOLE                Sole      0    0
Public Storage 6.35% Pfd Series R        com            74460d125   674250.00    25000          SOLE                Sole      0    0
Cubesmart 7.75% Pfd Series A             com            229663208   725265.35    28565          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
Parkway Properties Inc 8.0% Pfd Series D com            70159q401   771515.20    30640          SOLE                Sole      0    0
Cameron International                    com            13342B105   800902.80    15160          SOLE                Sole      0    0
Magellan Midstream Partners LP           com            559080106   804782.50    11125          SOLE                Sole      0    0
Laboratory Crp of Amer                   com            50540r409   823860.00     9000          SOLE                Sole      0    0
Kite Realty Group Trust                  com            49803T102   860327.50   163250          SOLE                Sole      0    0
Host Hotels & Resorts                    com            44107P104   911474.20    55510          SOLE                Sole      0    0
Hersha Hospitality 8.0% Pfd Series B     com            427825302   912801.83    36975          SOLE                Sole      0    0
Ultra Petroleum Corp                     com            903914109   984382.37    43499          SOLE                Sole      0    0
Parkway Properties                       com            70159q104   993766.00    94825          SOLE                Sole      0    0
Calpine                                  com            131347304  1098772.45    63845          SOLE                Sole      0    0
3M                                       com            88579Y101  1177125.95    13195          SOLE                Sole      0    0
BP PLC ADR                               com            055622104  1181520.00    26256          SOLE                Sole      0    0
Glimcher Realty Trust 8.125% Pfd Series  com            379302409  1217585.25    49275          SOLE                Sole      0    0
G
Brookfield Properties Corporation        com            112900105  1295924.25    74265          SOLE                Sole      0    0
Dendreon Corp                            com            24823Q107  1319856.16   123872          SOLE                Sole      0    0
Health Care REIT Inc                     com            42217K106  1326734.40    24140          SOLE                Sole      0    0
Thermo Fisher Scientific                 com            883556102  1346636.30    23885          SOLE                Sole      0    0
CVR Partners LP                          com            126633106  1359710.00    51700          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)  com            94979b204  1445772.00    57100          SOLE                Sole      0    0
Hudson Pac Property Inc                  com            444097109  1510125.30    99810          SOLE                Sole      0    0
Education Realty Trust Inc               com            28140h104  1595648.00   147200          SOLE                Sole      0    0
Cyberonics                               com            23251P102  1599553.50    41950          SOLE                Sole      0    0
Digital Realty Trust Inc                 com            253868103  1613655.55    21815          SOLE                Sole      0    0
HCP Inc                                  com            40414L109  1697211.65    43011          SOLE                Sole      0    0
Coresite Realty Corp                     com            21870q105  1726552.10    73190          SOLE                Sole      0    0
Prologis                                 com            74340W103  1726978.90    47945          SOLE                Sole      0    0
Starwood Htls & Resorts                  com            85590A401  1795812.35    31835          SOLE                Sole      0    0
Hersha Hospitality Trust                 com            427825104  1833577.20   335820          SOLE                Sole      0    0
Enterprise Products Partners             com            293792107  1850179.73    36659          SOLE                Sole      0    0
BRE Properties, Inc.                     com            05564e106  1884655.65    37283          SOLE                Sole      0    0
Western Gas Partners LP                  com            958254104  1895657.40    41076          SOLE                Sole      0    0
Boston Properties Inc                    com            101121101  1913967.70    18230          SOLE                Sole      0    0
Extra Space Storage Inc                  com            30225t102  1962614.30    68170          SOLE                Sole      0    0
Merck                                    com            58933y105  1976563.20    51473          SOLE                Sole      0    0
Sempra Energy                            com            816851109  1980778.60    33035          SOLE                Sole      0    0
Ventas Inc                               com            92276f100  2010319.70    35207          SOLE                Sole      0    0
Xilinx                                   com            983919101  2090304.00    57300          SOLE                Sole      0    0
Cullen Frost Bankers                     com            229899109  2091639.55    35945          SOLE                Sole      0    0
Pepsico                                  com            713448108  2124394.30    32018          SOLE                Sole      0    0
Associated Estates Realty Corp           com            045604105  2180573.00   133450          SOLE                Sole      0    0
Emerson Electric                         com            291011104  2233304.00    42800          SOLE                Sole      0    0
NuStar Energy LP                         com            67058h102  2276647.80    38535          SOLE                Sole      0    0
Novartis AG ADR                          com            66987v109  2507579.55    45255          SOLE                Sole      0    0
Glimcher Realty Trust                    com            379302102  2561387.50   250625          SOLE                Sole      0    0
American Assets Tr Inc                   com            024013104  2580276.00   113170          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd   com            842400756  2593936.13    26037          SOLE                Sole      0    0
Wal-Mart                                 com            931142103  2747574.00    44895          SOLE                Sole      0    0
Canadian Natural Resources               com            136385101  2996386.26    90307          SOLE                Sole      0    0
Waste Management                         com            94106L109  3097456.00    88600          SOLE                Sole      0    0
Vornado Realty Trust                     com            929042109  3147536.36    37382          SOLE                Sole      0    0
Avalonbay Cmntys Inc                     com            053484101  3188149.25    22555          SOLE                Sole      0    0
UDR Inc Com                              com            902653104  3391902.90   126990          SOLE                Sole      0    0
Cree Inc Com                             com            225447101  3469178.40   109680          SOLE                Sole      0    0
Douglas Emmett Inc                       com            25960P109  3489131.65   152965          SOLE                Sole      0    0
Weingarten Realty Investors              com            948741103  3628706.85   137295          SOLE                Sole      0    0
Loews Corp                               com            540424108  3748218.57    94011          SOLE                Sole      0    0
US Bancorp Float Rate Pfd                com            902973155  3826868.10   170995          SOLE                Sole      0    0
3.5%min(c041511)
Eastgroup Ppty MD Corp                   com            277276101  3929463.90    78245          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
Bank of America                          com            060505104  4003035.30   418290          SOLE                Sole      0    0
Applied Materials                        com            038222105  4037294.90   324411          SOLE                Sole      0    0
Macerich Company                         com            554382101  4262991.34    73818          SOLE                Sole      0    0
Sovran Self Storage Inc.                 com            84610H108  4520328.45    90715          SOLE                Sole      0    0
Camden Property Trust                    com            133131102  4606445.00    70060          SOLE                Sole      0    0
Corning                                  com            219350105  4752520.96   337537          SOLE                Sole      0    0
Coca Cola                                com            191216100  5000189.61    67561          SOLE                Sole      0    0
Rogers                                   com            775109200  5076240.50   127865          SOLE                Sole      0    0
Google Cl A                              com            38259p508  5422325.44     8456          SOLE                Sole      0    0
Waters                                   com            941848103  5517995.66    59551          SOLE                Sole      0    0
Varian Medical Systems                   com            92220p105  5633894.08    81698          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA    com            833635105  5724783.92    97576          SOLE                Sole      0    0
Wells Fargo                              com            949746101  5853166.44   171446          SOLE                Sole      0    0
Simon Ppty Group New                     com            828806109  6107230.32    41922          SOLE                Sole      0    0
FMC Corp                                 com            302491303  6113309.14    57749          SOLE                Sole      0    0
EOG Resources                            com            26875p101  6160383.90    55449          SOLE                Sole      0    0
Bruker                                   com            116794108  6431516.66   420086          SOLE                Sole      0    0
Starwood Htls & Resorts                  com            85590A401  6800281.91   120551          SOLE                Sole      0    0
Tractor Supply                           com            892356106  6810293.12    75202          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B              com            084670702  6945628.50    85590          SOLE                Sole      0    0
Vodafone PLC ADR                         com            92857w209  7076713.18   255754          SOLE                Sole      0    0
CVS                                      com            126650100  7343078.40   163908          SOLE                Sole      0    0
Alere                                    com            01449j105  7566517.08   290908          SOLE                Sole      0    0
BorgWarner                               com            099724106  7831812.40    92860          SOLE                Sole      0    0
National Oilwell Varco                   com            637071101  7909490.16    99528          SOLE                Sole      0    0
Exxon Mobil                              com            30231G102  7937789.79    91523          SOLE                Sole      0    0
Greenlight Capital                       com            G4095J109  8023247.13   325751          SOLE                Sole      0    0
Cummins                                  com            231021106  8115664.32    67608          SOLE                Sole      0    0
Roche Holding AG                         com            771195104  8229998.20   189400          SOLE                Sole      0    0
BE Aerospace                             com            073302101  8635520.10   185830          SOLE                Sole      0    0
Costco Wholesale                         com            22160k105  9142470.40   100688          SOLE                Sole      0    0
Dow Chemical                             com            260543103  9166852.48   264632          SOLE                Sole      0    0
Monsanto                                 com            61166w101  9266277.52   116177          SOLE                Sole      0    0
Hain Celestial Group                     com            405217100  9403466.02   214642          SOLE                Sole      0    0
Altera                                   com            021441100  9463860.12   237666          SOLE                Sole      0    0
Teva Pharmaceutical ADR                  com            881624209  9490807.56   210626          SOLE                Sole      0    0
Schlumberger                             com            806857108  9551389.05   136585          SOLE                Sole      0    0
Aetna                                    com            00817y108  9768960.96   194756          SOLE                Sole      0    0
American Tower Corp Cl A                 com            03027x100  9927414.56   157528          SOLE                Sole      0    0
Goldman Sachs                            com            38141g104 10670697.26    85798          SOLE                Sole      0    0
Nestle SA Spons ADR                      com            641069406 11086072.99   176411          SOLE                Sole      0    0
Procter & Gamble                         com            742718109 11281870.60   167860          SOLE                Sole      0    0
Microsoft                                com            594918104 11399981.42   353433          SOLE                Sole      0    0
Johnson & Johnson                        com            478160104 11843909.49   179562          SOLE                Sole      0    0
Life Technologies                        com            53217v109 12181664.04   249522          SOLE                Sole      0    0
Halliburton                              com            406216101 13695621.17   412643          SOLE                Sole      0    0
Qualcomm                                 com            747525103 17154318.82   252047          SOLE                Sole      0    0
Apple Computer                           com            037833100 18725745.15    31233          SOLE                Sole      0    0